Statement of Additional Information Supplement

January 28, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 28, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Multi-Asset Portfolio

The following is hereby added to the end of the "Foreign Investment" section of the table entitled "Investment Policies and Strategies" with respect to the Multi-Asset Portfolio in the Statement of Additional Information:

Exchange-Listed Equities via Stock Connect Program	X

Please retain this supplement for future reference.